Income Taxes - Significant Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Intangible assets	$ 10,062	$ 10,222
Net operating loss carryforwards	117,123	105,304
Federal and state credit carryforwards	2,208	2,173
Plant and equipment, due to depreciation and impairment	1,100	1,023
Inventory reserves	589	927
Other deductible temporary differences	3,623	5,548
Total gross deferred tax assets	134,705	125,197
Less valuation allowance	(134,705)	(125,197)
Net deferred tax assets	$ 0	$ 0